REVENUE FROM CONTRACTS WITH CUSTOMERS - Schedule of Information About Receivables, Contract Assets, and Contract Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Trade accounts receivable from contracts with customers, net	$ 7,588,000	$ 31,434,000
Contract assets, current	9,481,000	3,183,000	$ 3,938,000
Contract liabilities, current	0	(353,000)	$ (5,320,000)
Expected credit loss relating to trade accounts receivables from contracts with customers	$ 0.0	$ 100,000